Operating Leases (Details) - Schedule of Operating Lease Liabilities	Jun. 30, 2023 CNY (¥)
Schedule of Operating Lease Liabilities [Abstract]
2023	¥ 2,305,112
2024	2,403,077
Thereafter
Total lease payments	4,708,189
Less: imputed interest	(147,773)
Total lease liabilities	¥ 4,560,416